Materials Agreements (Details) - USD ($) $ in Thousands		1 Months Ended				12 Months Ended
	May 06, 2019	Feb. 28, 2022	Jan. 31, 2020	Sep. 30, 2018	Sep. 30, 2015	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Royalty payments						$ 407	$ 342
Revenues from sale or license						8,206	1,778	$ 383
Research and development						10,181	10,256	7,698
Revenues from development services						12,943	12,372	13,935
Revenues from sales						5,347	9,613	7,445
Revenues net						26,496	$ 23,763	$ 21,763
Biomedical Advanced Research And Development Authority [Member]
Disclosure of contingent liabilities [line items]
Contract amount for development and manufacturing					$ 158,500	200,000
Proceeds From Funding		$ 9,000
Additional funding amount				$ 209,000
Accumulated funding						82,200
Research and development				142,500
Revenues net						10,500
Amount of technical assistance					$ 91,000
NexoBrid [Member]
Disclosure of contingent liabilities [line items]
Proceeds From Funding				12,000		9,000
Proceeds From Procurement			$ 16,500	66,500		$ 16,500
Additional funding amount				$ 29,000
Proceeds From Additional Procurement			50,000
Amount of option to fund development of other potential			$ 10,000
License Agreement with Vericel [Member]
Disclosure of contingent liabilities [line items]
Upfront payment	$ 17,500
Additional upfront payment	7,500
License Agreement with Vericel [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Additional upfront payment	$ 125,000